Segment Information (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Operating Segments [Abstract]
Summary of Business Segments	The following information is available for each business segment for the years ended December 31, 2018, 2017 and 2016.
	2018
	Revenue		Depreciation Amortization		Operating profit(*2)
		(In millions of Korean won)
Online	~~W~~	41,288	~~W~~	238	~~W~~	4,286
Mobile		257,364		473		24,795
Others		9,526		715		1,086
Sub total		308,178		1,426		30,167
Inter-segment eliminations(*1)		(21,408)		(12)		3,201
Total	~~W~~	286,770	~~W~~	1,414	~~W~~	33,368

	2017
	Revenue		Depreciation Amortization		Operating profit(loss)(*2)
	(In millions of Korean won)
Online	~~W~~	53,790	~~W~~	222	~~W~~	14,536
Mobile		87,194		268		(2,476)
Others		7,532		36		993
Sub total		148,516		526		13,053
Inter-segment eliminations(*1)		(6,893)		(6)		982
Total	~~W~~	141,623	~~W~~	520	~~W~~	14,035

	2016
	Revenue		Depreciation Amortization		Operating profit(loss)(*2)
		(In millions of Korean won)
Online	~~W~~	36,354	~~W~~	243	~~W~~	11,147
Mobile		14,003		260		(7,515)
Others		4,292		79		301
Sub total		54,649		582		3,933
Inter-segment eliminations(*1)		(3,253)		(66)		(99)
Total	~~W~~	51,396	~~W~~	516	~~W~~	3,834

(* 1) Inter-segment eliminations are reflected as adjustments.

(* 2) Other profit or loss items that do not constitute operating profit (loss) are not separately disclosed because they are not reviewed by the chief operating decision maker by operating segment.

Summary Revenue from External Customers by Country

(2) Revenue by geographical regions

Revenue from external customers by country for the years ended December 31, 2018, 2017 and 2016 are as follows:

	2018		2017		2016
		(In millions of Korean won)
Korea	~~W~~	80,814	~~W~~	28,708	~~W~~	14,770
Taiwan		98,210		76,121		16,517
Japan		9,767		9,491		9,274
United States of America		10,572		7,774		5,130
Thailand		43,846		6,569		2,262
Philippines		15,539		883		—
Indonesia		9,359		1,075		110
Other		18,663		11,002		3,333
Total	~~W~~	286,770	~~W~~	141,623	~~W~~	51,396

(*) Revenue was attributed to the country based on the customer's location.

(*) Inter-segment eliminations are reflected

Disclosure Of Geographical Areas [Line Items]
Summary Revenue from External Customers by Country

(2) Revenue by geographical regions

Revenue from external customers by country for the years ended December 31, 2018, 2017 and 2016 are as follows:

	2018		2017		2016
		(In millions of Korean won)
Korea	~~W~~	80,814	~~W~~	28,708	~~W~~	14,770
Taiwan		98,210		76,121		16,517
Japan		9,767		9,491		9,274
United States of America		10,572		7,774		5,130
Thailand		43,846		6,569		2,262
Philippines		15,539		883		—
Indonesia		9,359		1,075		110
Other		18,663		11,002		3,333
Total	~~W~~	286,770	~~W~~	141,623	~~W~~	51,396

(*) Revenue was attributed to the country based on the customer's location.

(*) Inter-segment eliminations are reflected

Summary of Non-Current Assets by Geographical Regions

Non-current assets by geographical regions for the years ended December 31, 2018, 2017 and 2016 are as follows:

	December 31, 2018		December 31, 2017		December 31, 2016
	(In millions of Korean won)
Domestic	~~W~~	3,054	~~W~~	2,114	~~W~~	1,037
Overseas		1,045		468		149
Total	~~W~~	4,099	~~W~~	2,582	~~W~~	1,186

(3) No external customers accounted for more than 10% of consolidated revenue for the years ended December 31, 2018, 2017 and 2016.

Mobile Games and Applications
Disclosure Of Operating Segments [Abstract]
Summary Revenue from External Customers by Country

Revenue of mobile games and applications from external customers by country for the years ended December 31, 2018, 2017 and 2016 are as follows:

	2018		2017		2016
		(In millions of Korean won)
Taiwan	~~W~~	83,770	~~W~~	49,644	~~W~~	1,203
Korea		65,963		17,158		6,506
Thailand		42,159		4,274		3
The Philippines		14,189		—		—
Indonesia		8,850		364		—
United States		6,736		2,634		1,204
China		2,864		3,848		2,098
Others		14,958		4,702		1,027
Total	~~W~~	239,489	~~W~~	82,624	~~W~~	12,041

(*) Revenue was attributed to the country based on the customer's location.

(*) Inter-segment eliminations are reflected.

Disclosure Of Geographical Areas [Line Items]
Summary Revenue from External Customers by Country

Revenue of mobile games and applications from external customers by country for the years ended December 31, 2018, 2017 and 2016 are as follows:

	2018		2017		2016
		(In millions of Korean won)
Taiwan	~~W~~	83,770	~~W~~	49,644	~~W~~	1,203
Korea		65,963		17,158		6,506
Thailand		42,159		4,274		3
The Philippines		14,189		—		—
Indonesia		8,850		364		—
United States		6,736		2,634		1,204
China		2,864		3,848		2,098
Others		14,958		4,702		1,027
Total	~~W~~	239,489	~~W~~	82,624	~~W~~	12,041

(*) Revenue was attributed to the country based on the customer's location.

(*) Inter-segment eliminations are reflected.